Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Municipal Income Completion Fund
(the “Fund”)
Supplement dated December 13, 2024 to the
Prospectus and Summary Prospectus, each dated July 29, 2024
Effective January 13, 2025, the Fund will no longer seek to maintain an expected duration range between two and eight years.

Goldman Sachs Municipal Income Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Municipal Income Completion Fund
(the “Fund”)
Supplement dated December 13, 2024 to the
Prospectus and Summary Prospectus, each dated July 29, 2024
Effective January 13, 2025, the Fund will no longer seek to maintain an expected duration range between two and eight years.